Income Tax (Schedule of Components of Income Taxes) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense (income)
Current year	₪ 14	₪ 27	₪ 35
Adjustments for prior years, net	1	(1)	(27)
Current tax expense (income)	15	26	8
Deferred tax expense (income)
Creation and reversal of temporary differences	(21)	14	21
Change in tax rate			(19)
Deferred tax expense (income)	(21)	14	2
Income tax expense (income)	₪ (6)	₪ 40	₪ 10